UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-3333

Exact Name of Registrant as Specified in Charter:  USAA TAX EXEMPT FUND, INC.

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               EILEEN M. SMILEY
                                                     USAA TAX EXEMPT FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-4103

Date of Fiscal Year End:   MARCH 31

Date of Reporting Period:  JUNE 30, 2005



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA LONG-TERM FUND -  1ST QUARTER REPORT - PERIOD ENDED JUNE 30, 2005



[LOGO OF USAA]
    USAA(R)

                               USAA LONG-TERM Fund

                                                [GRAPHIC OF USAA LONG-TERM FUND]

                      1st Quarter Portfolio of Investments

--------------------------------------------------------------------------------
    JUNE 30, 2005                                 USAA National Tax-Exempt Funds

                                                                      (Form N-Q)

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                   of INVESTMENTS

USAA LONG-TERM FUND
JUNE 30, 2005 (UNAUDITED)

CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

     FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

     PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

     VARIABLE-RATE DEMAND NOTES (VRDNS) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

     CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust.

         (LOC) Principal and interest payments are guaranteed by a bank letter of credit.

         (NBGA) Principal and interest payments are guaranteed by a nonbank guarantee agreement from one of the following companies:
                 Florida General Obligation; National Union Fire Insurance Co., Pittsburgh; Puerto Rico General Obligation; Texas General Obligation; Texas Permanent School Fund; or Utah General Obligation.

         (INS) Principal and interest payments are insured by one of the following companies: AMBAC Assurance Corp., CIFG Assurance N.A., Financial Guaranty Insurance Co., Financial Security Assurance Holdings Ltd., MBIA Insurance Corp., or Radian Asset Assurance, Inc. The insurance does not guarantee the market value of the security.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
--------------------------------------------------------------------------------

         COP     Certificate of Participation

         CP      Commercial Paper

         EDC     Economic Development Corp.

         ETM     Escrowed to final maturity

         GO      General Obligation

         IDA     Industrial Development Authority/Agency

         IDC     Industrial Development Corp.

         ISD     Independent School District

         MFH     Multifamily Housing

         MLO     Municipal Lease Obligation

         MTA     Metropolitan Transportation Authority

         PCRB    Pollution Control Revenue Bond

         PRE     Prerefunded to a date prior to maturity

         RB      Revenue Bond

         SFH     Single-Family Housing

         USD     Unified School District

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                   of INVESTMENTS (continued)
                   (in thousands)

USAA LONG-TERM FUND
JUNE 30, 2005 (UNAUDITED)

PRINCIPAL                                                                            COUPON           FINAL        MARKET
   AMOUNT     SECURITY                                                                 RATE        MATURITY         VALUE
-------------------------------------------------------------------------------------------------------------------------
              FIXED-RATE INSTRUMENTS (99.3%)

              ALABAMA (3.1%)
  $ 9,410     Jefferson County Sewer Revenue Capital Improvement Warrants,
                Series 2002D (PRE)(INS)                                                5.25%      2/01/2024    $   10,568
              Marshall County Health Care Auth. RB,
    1,000       Series 2002A                                                           6.25       1/01/2022         1,113
    1,150       Series 2002A                                                           5.75       1/01/2032         1,231
    1,500       Series 2002D                                                           5.75       1/01/2032         1,606
              Montgomery BMC Special Care Facilities Financing Auth. RB,
    5,000       Series 2004A-2 (Baptist Health), 5.00%, 11/15/2007 (INS)               4.92(b)   11/15/2024         4,613
    4,000       Series 2004C (Baptist Health)                                          5.25      11/15/2029         4,149
              Parks System Improvement Corp. GO,
    7,670       Series 2001C                                                           5.00       6/01/2020         8,195
    7,805       Series 2001C                                                           5.00       6/01/2021         8,340
              Public School and College RB,
   15,000       Series 1999A (INS)                                                     5.50       9/01/2029        16,333
    4,140       Series 2001A                                                           5.00       2/01/2020         4,409
   11,000     Univ. of Alabama at Birmingham Hospital RB, Series 2000A (INS)           5.88       9/01/2031        12,256

              ALASKA (0.5%)
    2,000     Anchorage GO, Series 2003B (INS)                                         5.25       9/01/2018         2,223
              Housing Finance Corp. RB,
    2,000       Series 2005A (INS)                                                     5.00      12/01/2030         2,119
    3,000       Series 2005A (INS)                                                     5.25      12/01/2034         3,254
    4,095     Municipality of Anchorage GO, Series 2001A (INS)                         5.00       6/01/2019         4,435

              ARIZONA (0.3%)
    5,500     School Facilities Board RB, Series 2002                                  5.25       7/01/2018         6,117

              ARKANSAS (0.0%)(c)
    1,000     Univ. of Arkansas Board of Trustees RB, Series 2004B (INS)               5.00      11/01/2028         1,070

              CALIFORNIA (4.9%)
   15,000     Department of Water Resources Power Supply RB, Series 2002A (INS)        5.50       5/01/2013        17,060
              Golden State Tobacco Securitization RB (State Appropriation Enhanced),
    4,000       Series 2003B                                                           5.75       6/01/2022         4,311
   14,570       Series 2003B                                                           5.38       6/01/2028        15,594
   11,800       Series 2003B                                                           5.50       6/01/2033        13,046
    5,000     Los Angeles USD GO, Series 2005A-1 (INS)(d)                              5.00       7/01/2025         5,398
    5,015     Shasta Joint Powers Financing Auth. Lease RB (MLO), Series 2003A (INS)   5.00       4/01/2029         5,300
              State GO
   10,000       Series 2005                                                            5.00       5/01/2027        10,643
    3,160       Series 2004                                                            5.00       6/01/2023         3,397
   10,000       Series 2004                                                            5.50       4/01/2028        11,200
   10,000       Series 2004                                                            5.00       3/01/2029        10,576
   10,000       Series 2004                                                            5.50       4/01/2030        11,162
    9,105     State Public Works Board Lease RB (MLO), Series 2004F                    5.00      11/01/2029         9,651

            COLORADO (1.7%)
   11,000   Denver City and County COP (MLO), Series 2000B (PRE)(INS)                  5.50      12/01/2025        12,402
            Denver Health and Hospital Auth. RB,
    1,000       Series 2001A                                                           6.00      12/01/2023         1,071
    3,730       Series 2001A                                                           6.00      12/01/2031         3,976
    3,000       Series A                                                               6.25      12/01/2033         3,332

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                   of INVESTMENTS (continued)
                   (in thousands)

USAA LONG-TERM FUND
JUNE 30, 2005 (UNAUDITED)

PRINCIPAL                                                                            COUPON           FINAL        MARKET
   AMOUNT     SECURITY                                                                 RATE        MATURITY         VALUE
-------------------------------------------------------------------------------------------------------------------------
  $ 1,000     Eagle Bend Metropolitan District No. 2 GO, Series 2003 (INS)             5.25%     12/01/2023    $    1,069
    4,000     Health Facilities Auth. RB, Series 2002A
                (Covenant Retirement Communities, Inc.)(INS)                           5.50      12/01/2027         4,331
   11,480     Summit County Sports Facilities RB, Series 1990                          7.88       9/01/2008        13,116

              CONNECTICUT (3.6%)
              Mashantucket (Western) Pequot Tribe RB,
   64,950       Series 1997B(a)                                                        5.75       9/01/2027        67,364
    1,500       Series 1999A(a)                                                        5.50       9/01/2028         1,550
              State GO,
    5,000       Series 2001D (PRE)                                                     5.13      11/15/2015         5,507
    5,900       Series 2002D                                                           5.38      11/15/2021         6,536
    4,000     Transportation Infrastructure Special Tax Obligation RB,
                Series 2001B (INS)                                                     5.38      10/01/2015         4,443

              DISTRICT OF COLUMBIA (2.7%)
              GO,
   15,320       Series 1999A (PRE)(INS)                                                5.50       6/01/2029        16,893
   37,580       Series 1999A (INS)                                                     5.50       6/01/2029        40,678
    5,820     Housing Finance Auth. Modernization Program RB, Series A (INS)           5.00       7/01/2025         6,175

              FLORIDA (2.6%)
              Board of Education Public Education GO,
   15,665       Series 1998E (PRE)(NBGA)                                               5.63       6/01/2025        17,638
    7,000       Series 1998E (PRE)(NBGA)                                               5.63       6/01/2029         7,882
    5,765     Broward County School Board COP (MLO), Series A (INS)                    5.00       7/01/2027         6,175
    5,000     Collier County School Board COP (MLO), Series 2002 (PRE)(INS)            5.38       2/15/2022         5,629
    3,000     Lee County School Board COP (MLO), Series 2002A (INS)                    5.00       8/01/2018         3,265
   10,000     Miami Limited Ad Valorem Tax Bonds GO, Series 2002 (INS)                 5.50       1/01/2021        11,056
    3,500     Ocala Utility Systems RB, Series 2005A (INS)                             5.00      10/01/2031         3,751
    2,000     Orange County Health Facilities Auth. RB, Series 2002                    5.75      12/01/2027         2,173
    3,050     Palm Beach County School Board COP (MLO), Series 2002C (INS)             5.00       8/01/2027         3,222

              GEORGIA (1.9%)
   12,000     Fayette County Public Facilities Auth. RB, Series 2000 (PRE)             5.88       6/01/2028        13,648
    8,000     Henry County Water and Sewage Auth. RB, Series 2000 (PRE)(INS)           5.63       2/01/2030         8,959
              Municipal Electric Auth. RB,
    3,080       Series 2002A (INS)                                                     5.25      11/01/2021         3,382
    2,000       Series 2002A (INS)                                                     5.25      11/01/2022         2,196
    5,000     Private Colleges and Univ. Auth. RB, Series 1999A                        5.50      11/01/2025         5,447
   10,000     Savannah Economic Development Auth. PCRB, Series 1995                    6.15       3/01/2017        11,573

              ILLINOIS (7.7%)
    3,000     Chicago GO, Series A (INS)                                               5.25       1/01/2029         3,258
    5,000     Chicago Special Assessment Improvement Bonds, Series 2002                6.75      12/01/2032         5,225
              Chicago-O'Hare International Airport RB,
    3,445       Series 2001B (INS)                                                     5.13       1/01/2020         3,671
    3,060       Series 2001B (INS)                                                     5.13       1/01/2021         3,252
   24,535     Finance Auth. RB, Series 2004 (SwedishAmerican Hospital)(INS)            5.00      11/15/2031        25,886
              Health Facilities Auth. RB,
    9,925       Series 1985A (Univ. of Chicago)                                        5.50       8/01/2020        10,993
    7,000       Series 1998 (Centegra Health Sys.)                                     5.25       9/01/2024         7,209
    5,030       Series 2000 (Riverside Health Sys.)(PRE)                               6.85      11/15/2029         5,967

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4

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==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA LONG-TERM FUND
JUNE 30, 2005 (UNAUDITED)

PRINCIPAL                                                                            COUPON           FINAL        MARKET
   AMOUNT     SECURITY                                                                 RATE        MATURITY         VALUE
-------------------------------------------------------------------------------------------------------------------------
              Metropolitan Pier and Exposition Auth. RB,
  $ 8,000       Series 2002A (INS)                                                     5.50%      6/15/2023    $    8,907
    5,000       Series 2002B, 5.50%, 6/15/2012 (INS)                                   5.50(b)    6/15/2020         3,952
    2,500       Series 2002B, 5.55%, 6/15/2012 (INS)                                   5.55(b)    6/15/2021         1,967
   13,850     Quincy Hospital RB, Series 1993                                          6.00      11/15/2018        13,940
   23,980     Regional Transportation Auth. GO, Series 1999 (INS)                      5.75       6/01/2020        28,946
   37,550     Regional Transportation Auth. RB, Series 2000A (INS)                     6.50       7/01/2030        50,876
    3,000     Schaumburg GO, Series B (INS)                                            5.25      12/01/2034         3,278
    4,555     State Sales Tax RB, FIRST Series 2001                                    5.13       6/15/2019         4,951

              INDIANA (1.9%)
              Bond Bank State Revolving Fund RB,
   10,440       Series 2000A                                                           5.50       8/01/2021        11,482
   11,015       Series 2000A                                                           5.50       8/01/2022        12,114
    7,500     St. Joseph County Hospital Auth. RB, Series 2000 (INS)                   5.63       8/15/2033         8,219
              Transportation Finance Auth. Highway RB (MLO),
      805       Series 2000 (PRE)                                                      5.38      12/01/2025           897
    4,195       Series 2000                                                            5.38      12/01/2025         4,563
    7,410       Series 2003A (PRE)(INS)                                                5.25       6/01/2016         8,356

              IOWA (0.2%)
              Finance Auth. HealthCare RB,
    1,000       Series 2001 (INS)                                                      5.25       5/15/2021         1,073
    3,495       Series 2001 (INS)                                                      5.25       5/15/2026         3,693

              KENTUCKY (0.2%)
    5,000     Commonwealth State Property & Buildings Commission RB (PRE)(INS)         5.38      10/01/2016         5,616

              LOUISIANA (0.5%)
              Gasoline and Fuels Tax RB,
    2,440       Series 2002A (INS)                                                     5.38       6/01/2020         2,686
    2,245       Series 2002A (INS)                                                     5.38       6/01/2021         2,471
    6,690     New Orleans GO (INS)(d)                                                  5.00      12/01/2029         7,170

              MAINE (1.3%)
   27,750     State Turnpike Auth. RB, Series 2000 (PRE)(INS)(e)                       5.75       7/01/2028        31,447

              MASSACHUSETTS (2.7%)
              Commonwealth GO,
    9,350       Series 2002B (PRE)(INS)                                                5.50       3/01/2018        10,494
    4,790       Series 2002D (PRE)(INS)                                                5.38       8/01/2022         5,359
   15,055     Commonwealth Special Obligation RB, Series 2002A (PRE)(INS)              5.38       6/01/2020        16,827
    5,000     Health and Education Facilities Auth. RB, Series 2000A (PRE)(INS)        5.88      10/01/2029         5,696
    2,500     Municipal Wholesale Electric Co. RB, Series 2001A (INS)                  5.25       7/01/2016         2,755
    4,925     Water Pollution Abatement GO, Series 6 (PRE)                             5.25       8/01/2020         5,450
   16,000     Water Resources Auth. RB, Series 2000A (PRE)(INS)                        5.75       8/01/2030        18,078

              MICHIGAN (3.5%)
    4,100     Detroit GO, Series 2001-A1 (INS)                                         5.38       4/01/2017         4,544
              Hospital Finance Auth. RB,
   15,500       Series 1995A (PRE)                                                     7.50      10/01/2027        15,691
   43,000       Series 1999A (Ascension Hospital)(PRE)                                 6.13      11/15/2026        48,752
   10,000     Municipal Auth. Clean Water RB, Series 1999 (PRE)                        5.50      10/01/2021        11,089
    2,875     Wayne Charter County Airport RB, Series 2002C (INS)                      5.38      12/01/2018         3,198

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA LONG-TERM FUND
JUNE 30, 2005 (UNAUDITED)

PRINCIPAL                                                                            COUPON           FINAL        MARKET
   AMOUNT     SECURITY                                                                 RATE        MATURITY         VALUE
-------------------------------------------------------------------------------------------------------------------------
              MINNESOTA (2.1%)
  $39,675     St. Paul Housing and Redevelopment Auth. Hospital RB, Series 1993A       6.63%     11/01/2017    $   39,843
   10,000     Washington County Housing and Redevelopment Auth. RB, Series 1998        5.50      11/15/2027        10,085

              MISSISSIPPI (0.1%)
    2,520     Hospital Equipment and Facilities Auth. RB, Series 2000 (INS)            5.50       1/01/2027         2,722

              MISSOURI (0.5%)
   10,000     Highways and Transportation Commission RB, Series 2001A                  5.00       2/01/2015        10,878

              NEBRASKA (0.7%)
    3,665     Lancaster County School District No. 1 GO, Series 2002                   5.25       1/15/2022         4,012
              Platte County Hospital Auth. No. 1 RB,
    4,500       Series 2000 (INS)                                                      6.10       5/01/2025         5,006
    6,500       Series 2000 (INS)                                                      6.15       5/01/2030         7,249

              NEVADA (2.8%)
   14,650     Clark County EDC RB, Series 1999                                         5.50       5/15/2029        15,397
   21,000     Clark County GO, Series 2000 (INS)                                       5.50       7/01/2025        22,842
   11,570     Clark County School District GO, Series 2001D (INS)                      5.25       6/15/2019        12,916
   14,180     Truckee Meadows Water Auth. RB, Series 2001A (INS)                       5.13       7/01/2020        15,275

              NEW HAMPSHIRE (0.1%)
    2,915     Health and Education Facilities Auth. RB (INS)                           5.00      10/01/2024         3,108

              NEW JERSEY (4.1%)
              Camden County Improvement Auth. RB,
   15,000       Series 1997                                                            6.00       2/15/2027        15,597
    3,000       Series 2004A                                                           5.75       2/15/2034         3,219
              Economic Development Auth. RB,
    5,000       Series 2004                                                            5.50       6/15/2024         5,334
    6,000       Series 2004                                                            5.75       6/15/2029         6,499
    2,500       Series 2004                                                            5.50       6/15/2031         2,650
   20,000       Series A (INS)                                                         5.25       7/01/2031        21,890
    5,000     Highway Auth. RB, Series 2001 (Garden State Parkway)(PRE)(INS)           5.25       1/01/2018         5,596
    2,500     Transportation Trust Fund Auth. RB, Series 2003C (PRE)                   5.50       6/15/2024         2,873
   30,020     Turnpike Auth. RB, Series 2000A (PRE)                                    5.50       1/01/2027        33,112

              NEW MEXICO (0.9%)
   15,000     Finance Auth. State Transportation RB, Series 2004A (INS)                5.25       6/15/2019        16,704
    4,700     Regents of the Univ. of New Mexico RB, Series 2004 (INS)                 5.00       7/01/2032         4,960

              NEW YORK (18.8%)
              Battery Park City Auth. RB,
    3,000       Series 2003A                                                           5.25      11/01/2021         3,347
    5,000       Series 2003A                                                           5.25      11/01/2022         5,570
              Dormitory Auth. RB,
   21,500       Series 1996B (Mental Health Services)                                  6.00       8/15/2016        25,470
    5,010       Series 2000A (Rochester Univ.), 5.95%, 7/01/2010 (INS)                 5.95(b)    7/01/2020         4,225
    5,690       Series 2000A (Rochester Univ.), 6.00%, 7/01/2010 (INS)                 6.00(b)    7/01/2022         4,781
    3,210       Series 2000A (Rochester Univ.), 6.05%, 7/01/2010 (INS)                 6.05(b)    7/01/2024         2,686
    6,310       Series 2000B (State Univ. of New York)(PRE)                            5.38       5/15/2018         7,047
    8,655       Series 2000B (State Univ. of New York)(PRE)                            5.38       5/15/2019         9,666
    9,120       Series 2000B (State Univ. of New York)(PRE)                            5.38       5/15/2020        10,185

6

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA LONG-TERM FUND
JUNE 30, 2005 (UNAUDITED)

PRINCIPAL                                                                            COUPON           FINAL        MARKET
   AMOUNT     SECURITY                                                                 RATE        MATURITY         VALUE
-------------------------------------------------------------------------------------------------------------------------
  $11,900       Series 2000C (Mt. Sinai Hospital)                                      5.50%      7/01/2011    $   11,910
    9,000       Series 2002D (School Districts Financing Program)(INS)                 5.25      10/01/2023         9,886
    5,000       Series 2003 (Department of Health)                                     5.25       7/01/2016         5,571
    2,500       Series 2003 (Department of Health)                                     5.25       7/01/2017         2,775
    4,390       Series 2004 (Department of Health)                                     5.00       7/01/2016         4,790
    6,620       Series 2005A (Department of Health)(INS)                               5.00       7/01/2023         7,130
    3,000       Series 2005A (Department of Health)(INS)                               5.25       7/01/2024         3,313
   10,910     Dutchess County IDA Civic Facility RB, Series 2000                       5.75       8/01/2030        11,841
    8,730     Environmental Facilities Corp. RB, Series 2004E                          5.00       6/15/2034         9,358
    2,000     Environmental Facilities Corp. RB, Series 2004E                          5.00       6/15/2025         2,152
              Muni Bond Bank RB,
    7,000       Series C                                                               5.25       6/01/2018         7,653
    8,415       Series C                                                               5.25      12/01/2018         9,200
              New York City GO,
   22,740       Fiscal 2001 Series A (PRE)                                             5.75       5/15/2030        25,774
    8,210       Fiscal 2002 Series B                                                   5.30      12/01/2018         8,918
    7,500       Fiscal 2002 Series G (PRE)                                             5.88       8/01/2019         8,486
    6,350       Fiscal 2003 Series A                                                   5.75       8/01/2016         7,136
   10,510       Fiscal 2003 Series I                                                   5.75       3/01/2019        11,824
   10,000       Fiscal 2003 Series J                                                   5.50       6/01/2020        11,084
   12,450       Series 1997I (PRE)                                                     6.25       4/15/2027        13,348
      615       Series 1997I (PRE)                                                     6.25       4/15/2027           653
    7,830       Series 2000A (PRE)                                                     6.00       5/15/2020         8,963
      970       Series 2000A                                                           6.00       5/15/2020         1,083
    1,500       Series 2005G                                                           5.00      12/01/2026         1,591
    2,750       Series 2005G                                                           5.00      12/01/2027         2,918
    2,000       Series 2005G                                                           5.00      12/01/2028         2,123
   20,000       Series M                                                               5.00       4/01/2030        21,244
              New York City Municipal Water Finance Auth. RB,
   11,000       Series 1999A (PRE)                                                     5.75       6/15/2030        12,266
    4,975       Series 2000B (PRE)                                                     6.00       6/15/2033         5,703
    3,025       Series 2000B                                                           6.00       6/15/2033         3,456
   15,000       Series 2002A                                                           5.38       6/15/2018        16,689
    6,000       Series 2005C (INS)                                                     5.00       6/15/2027         6,486
    6,850     New York City Transit Auth. MTA COP, Series 2000A (PRE)(INS)             5.88       1/01/2030         7,751
              New York City Transit Auth. MTA RB,
    5,000       Series 2002A (INS)                                                     5.50      11/15/2018         5,643
    5,000       Series 2002A (INS)                                                     5.50      11/15/2019         5,643
    3,000       Series B(d)                                                            5.00      11/15/2031         3,196
              New York City Transitional Finance Auth. RB,
    1,770       Series 1999C (PRE)                                                     5.50       5/01/2025         1,954
    7,000       Series 2001A (PRE)                                                     5.38       2/15/2022         7,788
    1,330       Series 2005C (PRE)                                                     5.50       5/01/2025         1,468
      885       Series 2005C                                                           5.50       5/01/2025           957
    3,445       Series A (PRE)                                                         5.75       2/15/2017         3,891
    1,555       Series A (PRE)                                                         5.75       2/15/2017         1,757
              Thruway Auth. Highway and Bridge Trust Fund RB,
   11,000       Series 2002A (INS)                                                     5.25       4/01/2020        12,017
    4,000       Series 2002B (INS)                                                     5.38       4/01/2018         4,446
              Thruway Auth. Second General Highway and Bridge Trust Fund RB,
    4,000       Series 2003A (INS)                                                     5.25       4/01/2018         4,429
    4,000       Series 2003A (INS)                                                     5.25       4/01/2019         4,420
              Tobacco Settlement Financing Corp. RB (State Appropriation Enhanced),
    7,000       Series 2003 A-1C                                                       5.50       6/01/2018         7,838
   18,500       Series 2003 A-1C                                                       5.50       6/01/2019        20,814

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA LONG-TERM FUND
JUNE 30, 2005 (UNAUDITED)

PRINCIPAL                                                                            COUPON           FINAL        MARKET
   AMOUNT     SECURITY                                                                 RATE        MATURITY         VALUE
-------------------------------------------------------------------------------------------------------------------------
  $12,000       Series 2003A-1 (INS)                                                   5.25%     6/01/2021     $   13,159
    7,500       Series 2003B-1C                                                        5.50      6/01/2020          8,346
    3,000       Series 2003B-1C                                                        5.50      6/01/2021          3,327

              NORTH CAROLINA (0.7%)
              Charlotte COP,
    3,120       Series G                                                               5.25      6/01/2020          3,408
    5,445       Series G                                                               5.25      6/01/2021          5,928
    3,000     Infrastructure Finance Corp. COP (MLO), Series A                         5.00      2/01/2025          3,203
    4,000     Wake County Industrial Facilities PCRB, Series 2002                      5.38      2/01/2017          4,338

              NORTH DAKOTA (0.3%)
    7,250     Fargo Health System RB, Series 2000A (INS)                               5.63      6/01/2031          7,953

              OHIO (0.8%)
    2,640     Columbus City School District Facilities Construction
                and Improvement GO, Series 2004 (INS)                                  5.50     12/01/2017          3,035
    6,325     Lorain County Health Care Facilities RB, Series 1998A                    5.25      2/01/2021          6,400
              State Univ. General Receipts Bonds,
    5,880       Series 2003B                                                           5.25      6/01/2018          6,526
    3,465       Series 2003B                                                           5.25      6/01/2019          3,838

              OKLAHOMA (0.4%)
    9,000     Norman Regional Hospital Auth. RB, Series 2002 (INS)                     5.50      9/01/2023          9,732

              PENNSYLVANIA (0.5%)
   10,000     Commonwealth GO, 1st Series 2002 (PRE)                                   5.25      2/01/2019         11,178

              PUERTO RICO (1.4%)
   23,533     Government Development Bank CP                                           4.07      7/07/2005         23,533
    5,000     Housing Finance Auth. Capital Fund Program RB, Series 2003               5.00     12/01/2019          5,386
    5,000     Public Buildings Auth. Government Facilities RB, Series I (NBGA)         5.50      7/01/2022          5,526

              RHODE ISLAND (0.7%)
              Economic Development Corp. Airport RB,
   12,280       Series B (INS)(d)                                                      5.00      7/01/2027         13,128
    1,580       Series C (INS)(d)                                                      5.00      7/01/2028          1,684
      975     Housing and Mortgage Finance Corp. SFH RB, Series 15-A                   6.85     10/01/2024            986

              SOUTH CAROLINA (3.4%)
    5,000     Georgetown County Environmental Improvement RB, Series 2002A             5.70      4/01/2014          5,547
              Jobs Economic Development Auth. RB,
    2,300       Series 2001 (Georgetown Memorial Hospital)(INS)                        5.25      2/01/2021          2,418
    3,750       Series 2001 (Georgetown Memorial Hospital)(INS)                        5.38      2/01/2026          3,958
   30,000       Series 2002A (Bon Secours Health System)                               6.00     11/15/2026         32,884
              Lexington County Health Services District, Inc. RB,
   12,000       Series 2002                                                            5.50     11/01/2023         12,865
    8,000       Series 2002                                                            5.75     11/01/2028          8,713
    4,500     Medical Univ. Hospital Auth. RB, Series 2004A (INS)                      5.00      8/15/2031          4,756
    8,000     Transportation Infrastructure Bank RB, Series 1999A (INS)                5.25     10/01/2021          8,634

              SOUTH DAKOTA (0.1%)
    2,000     Health and Educational Facilities Auth. RB, Series 2004A                 5.25     11/01/2027          2,134

8

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA LONG-TERM FUND
JUNE 30, 2005 (UNAUDITED)

PRINCIPAL                                                                            COUPON           FINAL        MARKET
   AMOUNT     SECURITY                                                                 RATE        MATURITY         VALUE
-------------------------------------------------------------------------------------------------------------------------
              TENNESSEE (0.8%)
  $ 5,605     Shelby County Health Educational & Hospital RB (PRE)                     6.38%      9/01/2019    $    6,703
    9,395     Shelby County Health Educational & Hospital RB (PRE)                     6.38       9/01/2019        11,191

              TEXAS (18.0%)
    2,500     Austin Airport System RB, Series 2003 (INS)                              5.25      11/15/2017         2,757
    5,000     Austin Higher Education Auth. RB, Series 1998                            5.25       8/01/2023         5,099
              Austin Public Improvements GO,
    6,585       Series 2001                                                            5.13       9/01/2020         7,079
    6,930       Series 2001                                                            5.13       9/01/2021         7,450
   19,500     Bell County Health Facilities Development Corp. RB, Series 1989 (ETM)    6.50       7/01/2019        24,318
              Comal County Health Facilities Development Corp. RB,
    4,000       Series 2002A (McKenna Memorial Hospital Project)                       6.13       2/01/2022         4,369
    2,350       Series 2002A (McKenna Memorial Hospital Project)                       6.25       2/01/2032         2,550
              Cypress-Fairbanks ISD GO,
    3,595       Series 2001 (NBGA)                                                     5.25       2/15/2016         3,954
    8,500       Series 2001 (NBGA)                                                     5.25       2/15/2017         9,338
    4,240     Dallas ISD GO (PRE)(NBGA)                                                5.50       2/15/2016         4,805
    3,260     Dallas ISD GO (NBGA)                                                     5.50       2/15/2016         3,635
              Del Mar College District Limited Tax Bonds,
    3,765       Series 2003 (INS)                                                      5.25       8/15/2019         4,151
    3,960       Series 2003 (INS)                                                      5.25       8/15/2020         4,367
    7,210     Duncanville ISD GO, Series 2001B (NBGA)                                  5.63       2/15/2024         8,130
   10,420     Edinburg Consolidated ISD GO, Series 2000 (NBGA)                         5.50       2/15/2030        11,242
              Fort Bend ISD GO,
    4,750       Series 1999 (PRE)(NBGA)                                                5.38       2/15/2024         5,051
    4,440       Series 2004A (NBGA)                                                    5.25       8/15/2025         4,841
    4,000       Series 2004A (NBGA)                                                    5.25       8/15/2027         4,358
    3,655     Garland ISD GO (NBGA)(d)                                                 5.00       2/15/2026         3,898
    8,970     Garland ISD GO (NBGA)(d)                                                 5.00       2/15/2027         9,573
    5,425     Garland ISD GO (NBGA)(d)                                                 5.00       2/15/2028         5,777
              Guadalupe-Blanco River Auth. RB,
    1,000       Series 2003 (INS)                                                      5.25       4/15/2019         1,099
    1,000       Series 2003 (INS)                                                      5.25       4/15/2021         1,099
    3,400     Hays ISD GO, Series A (NBGA)(d)                                          5.00       8/15/2028         3,630
    6,000     Houston Water and Sewer Systems RB, Series 2002A (PRE)(INS)              5.25      12/01/2023         6,744
    3,000     Katy ISD GO, Series 2005A (NBGA)                                         5.00       2/15/2032         3,185
   12,700     Lower Colorado River Auth. RB, Series 2003B (INS)                        5.00       5/15/2031        13,297
              Lubbock County GO,
    4,865       Series 2003 (INS)                                                      5.38       2/15/2018         5,388
    5,125       Series 2003 (INS)                                                      5.38       2/15/2019         5,669
              Midlothian Development Auth. Tax Increment Contract RB,
    7,525       Series 1999                                                            6.70      11/15/2023         7,802
   13,290       Series 2001                                                            7.88      11/15/2021        14,916
   11,500     North Central Health Facilities Development Corp. RB, Series 2002 (INS)  5.25       8/15/2022        12,403
    6,780     Northside ISD GO, Series 2001 (NBGA)                                     5.13       2/15/2022         7,256
    2,000     Nueces River Auth. Water RB (INS)                                        5.00       7/15/2026         2,137
    3,545     Nueces River Auth. Water RB (INS)                                        5.00       3/15/2027         3,792
   13,500     Port of Corpus Christi IDC PCRB, Series 1997A                            5.45       4/01/2027        13,738
    5,815     Sabine River Auth. PCRB, Series B                                        6.15       8/01/2022         6,426
    4,060     San Antonio Electric and Gas System RB, Series 2002 (PRE)                5.38       2/01/2020         4,530
    4,000     San Antonio General Improvement GO, Series 2001 (PRE)                    5.25       2/01/2017         4,427
              Spring Branch ISD GO,
    3,195       Series 2001 (NBGA)                                                     5.13       2/01/2019         3,466
   10,160       Series 2001 (NBGA)                                                     5.13       2/01/2022        10,868

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA LONG-TERM FUND
JUNE 30, 2005 (UNAUDITED)

PRINCIPAL                                                                            COUPON           FINAL        MARKET
   AMOUNT     SECURITY                                                                 RATE        MATURITY         VALUE
-------------------------------------------------------------------------------------------------------------------------
              State GO,
  $ 6,400       Series A (NBGA)                                                        5.00%      4/01/2026    $    6,867
    6,000       Series A (NBGA)                                                        5.00       4/01/2027         6,438
    6,000       Series A (NBGA)                                                        5.00       4/01/2028         6,427
    4,435     Texas A&M Univ. Board of Regents RB, Series 2001B (PRE)                  5.00       5/15/2021         4,725
              Texas Tech Univ. RB,
    2,000       9th Series 2003 (INS)                                                  5.25       2/15/2018         2,210
    2,570       9th Series 2003 (INS)                                                  5.25       2/15/2019         2,834
    6,420     Travis County Health Facilities Development Corp.
                RB, Series 1999A (PRE)(INS)                                            5.88      11/15/2024         7,213
              Tyler Health Facilities Development Corp. Hospital RB,
    3,700       Series 1993A (East Texas Medical Center)                               6.75      11/01/2025         3,707
   10,300       Series 1993B (East Texas Medical Center)                               6.75      11/01/2025        10,321
    7,350       Series 2001 (Mother Frances Hospital)                                  6.00       7/01/2027         7,930
    4,595       Series 2003 (Mother Frances Hospital)                                  5.75       7/01/2027         4,919
    8,585       Series 2003 (Mother Frances Hospital)                                  5.75       7/01/2033         9,136
              Univ. of Texas Board of Regents RB,
    5,000       Series 2001B (PRE)                                                     5.38       8/15/2017         5,599
    9,500       Series 2001B (PRE)                                                     5.38       8/15/2019        10,637
   19,985       Series 2002B (PRE)                                                     5.25       7/01/2019        22,317
    2,500       Series 2003B                                                           5.25       8/15/2020         2,757
   24,280     Veterans' Land Board RB, Series 2002, 6.25%, 8/01/2005(e)                6.43(b)    8/01/2035        26,953
    7,500     Water Development Board Senior Lien RB, Series 1997B                     5.00       7/15/2019         7,849
    7,420     Weatherford ISD GO, Series 2001 (NBGA)                                   5.45       2/15/2030         8,081
    3,000     Wichita Falls Water and Sewer Systems RB, Series 2001 (INS)              5.38       8/01/2024         3,268

              UTAH (0.3%)
    7,150     Nebo School District GO, Series 2000 (PRE)(NBGA)                         5.50       7/01/2020         7,959

              VIRGINIA (0.4%)
              Greater Richmond Convention Center Auth. RB,
    5,000       Series 2000 (PRE)                                                      6.25       6/15/2032         5,766
    2,145       Series 2005 (INS)                                                      5.00       6/15/2024         2,312
    1,000     Hanover County IDA Bon Secours Health System Hospital RB,
                Series 1995 (INS)                                                      6.38       8/15/2018         1,215

              WASHINGTON (1.3%)
    1,825     Grant County Public Utility District No. 2 RB, Series 2005A (INS)        5.00       1/01/2029         1,943
    7,665     Health Care Facilities Auth. RB, Series 2001A (INS)                      5.25      10/01/2021         8,243
    5,000     Housing Finance Commission RB, Series 1999 (INS)                         6.00       7/01/2029         5,466
    9,830     Snohomish County GO, Series 2001 (INS)                                   5.13      12/01/2021        10,618
              Spokane Public Facilities District RB,
    1,000       Series 2003 (INS)                                                      5.75      12/01/2020         1,150
    2,000       Series 2003 (INS)                                                      5.75      12/01/2021         2,299
    1,000       Series 2003 (INS)                                                      5.75      12/01/2022         1,149

              WEST VIRGINIA (0.2%)
              West Virginia Univ. Board of Governors RB,
    2,500       Series 2004C (INS)                                                     5.00      10/01/2027         2,682
    2,500       Series 2004C (INS)                                                     5.00      10/01/2028         2,677

              WISCONSIN (0.7%)
    7,250     Health and Education Facilities Auth. RB,
                Series 2001 (Froedtert & Community Health)                             5.38      10/01/2021         7,678
    8,000     Univ. of Wisconsin Hospitals and Clinics Auth. RB, Series 2000 (INS)     6.20       4/01/2029         8,998
                                                                                                               ----------
              Total fixed-rate instruments (cost: $2,163,507)                                                   2,363,260
                                                                                                               ----------

10

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA LONG-TERM FUND
JUNE 30, 2005 (UNAUDITED)

PRINCIPAL                                                                            COUPON           FINAL        MARKET
   AMOUNT     SECURITY                                                                 RATE        MATURITY         VALUE
-------------------------------------------------------------------------------------------------------------------------
             PUT BONDS (0.8%)

             DISTRICT OF COLUMBIA (0.2%)
  $ 3,500    MedStar Univ. Hospital RB, Series 2001C (PRE)                             6.80%      8/15/2031    $    3,590

             MICHIGAN (0.2%)
    5,500    Strategic Fund PCRB, Series 1995CC (INS)                                  4.85       9/01/2030         5,866

             MONTANA (0.2%)
    5,000    Forsyth PCRB, Series 1999A (INS)                                          5.00      10/01/2032         5,291

             PUERTO RICO (0.2%)
    5,000    Public Finance Corp. RB, Series 2004A                                     5.75       8/01/2027         5,547
                                                                                                                ----------
             Total put bonds (cost: $19,372)                                                                       20,294
                                                                                                                ----------

             VARIABLE-RATE DEMAND NOTES (0.5%)

             CALIFORNIA (0.1%)
    2,200    Statewide Communities Development Auth. RB,
               Series 2001A (LOC - U.S. Bank, N.A.)                                    2.26      10/01/2031         2,200

             COLORADO (0.0%)(c)
      950    Colorado Springs RB, Series 2003                                          2.30       6/01/2023           950

             ILLINOIS (0.1%)
      900    Educational Facilities Auth. RB, Series 2001 (Concordia
               Univ. River Project)(LOC - Harris Trust & Savings Bank)                 2.33      10/01/2031           900
      300    St. Clair County Industrial Building RB, Series 1994 (NBGA)               2.28       8/20/2032           300

             KANSAS (0.1%)
    1,050    Mission MFH RB, Series 1996 (NBGA)                                        2.42       9/15/2026         1,050

             MISSOURI (0.0%)(c)
        5    Health and Educational Facilities Auth. RB,
               Series 2004A (LOC - Bank of America, N.A.)                              2.33       7/01/2029             5

             VIRGINIA (0.1%)
    1,000    Loudoun County IDA RB, Series 2003E                                       2.35       2/15/2038         1,000
      300    Peninsula Ports Auth. Coal Terminal RB,
               Series 1987D (LOC - U.S. Bank, N.A.)                                    2.29       7/01/2016           300
    1,805    Richmond IDA RB, Series 2001 (LOC - SunTrust Bank)                        2.24      12/01/2031         1,805

             WISCONSIN (0.1%)
    3,250    Health and Educational Facilities Auth. RB,
               Series 2003 (LOC - JPMorgan Chase Bank, N.A.)                           2.33       7/01/2028         3,250
                                                                                                               ----------
             Total variable-rate demand notes (cost: $11,760)                                                      11,760
                                                                                                               ----------

             TOTAL INVESTMENTS (COST: $2,194,639)                                                              $2,395,314
                                                                                                               ==========

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA LONG-TERM FUND
JUNE 30, 2005 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

     USAA Tax Exempt Fund, Inc. (the Company), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company incorporated under the laws of Maryland consisting of 10 separate funds. The information presented in this quarterly report pertains only to the USAA Long-Term Fund (the Fund), which is classified as diversified under the 1940 Act.

     A. The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

         1. Debt securities are valued each business day by a pricing service (the Service) approved by the Company's Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

         2. Securities purchased with original maturities of 60 days or less are stated at amortized cost, which approximates market value.

         3. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Company's Board of Directors. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

             Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

     B. As of June 30, 2005, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of June 30, 2005, were $200,680,000 and $5,000, respectively, resulting in net unrealized appreciation of $200,675,000.

     C. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $2,380,111,000 at June 30, 2005, and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

     (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager, under liquidity guidelines approved by the Company's Board of Directors, unless otherwise noted as illiquid.

12

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA LONG-TERM FUND
JUNE 30, 2005 (UNAUDITED)

     (b) Stepped-coupon security that is initially issued in zero-coupon form and converts to coupon form at the specified date and rate shown in the security's description. The rate presented in the coupon rate column represents the effective yield at the date of purchase.

     (c) Represents less than 0.1% of net assets.

     (d) Delayed-delivery or when-issued security - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. At June 30, 2005, the aggregate market value of securities purchased on a delayed-delivery basis was $53,453,000, which included when-issued securities of $8,594,000.

     (e) At June 30, 2005, portions of these securities were segregated to cover delayed-delivery and when-issued purchases.

                    DIRECTORS       Christopher W. Claus
                                    Barbara B. Dreeben
                                    Robert L. Mason, Ph.D.
                                    Michael F. Reimherr
                                    Laura T. Starks, Ph.D.
                                    Richard A. Zucker

               ADMINISTRATOR,       USAA Investment Management Company
          INVESTMENT ADVISER,       P.O. Box 659453
                 UNDERWRITER,       San Antonio, Texas 78265-9825
              AND DISTRIBUTOR

               TRANSFER AGENT       USAA Shareholder Account Services
                                    9800 Fredericksburg Road
                                    San Antonio, Texas 78288

                    CUSTODIAN       State Street Bank and Trust Company
               AND ACCOUNTING       P.O. Box 1713
                        AGENT       Boston, Massachusetts 02105

                  INDEPENDENT       Ernst & Young LLP
            REGISTERED PUBLIC       100 West Houston St., Suite 1900
              ACCOUNTING FIRM       San Antonio, Texas 78205

                    TELEPHONE       Call toll free - Central time
             ASSISTANCE HOURS       Monday - Friday, 7 a.m. to 10 p.m.
                                    Saturday, 8:30 a.m. to 5 p.m.
                                    Sunday, 10:30 a.m. to 7 p.m.

               FOR ADDITIONAL       (800) 531-8181
            INFORMATION ABOUT       For account servicing, exchanges,
                 MUTUAL FUNDS       or redemptions
                                    (800) 531-8448

              RECORDED MUTUAL       24-hour service (from any phone)
            FUND PRICE QUOTES       (800) 531-8066

                  MUTUAL FUND       (from touch-tone phones only)
               USAA TOUCHLINE       For account balance, last transaction, fund
                                    prices, or to exchange or redeem fund shares
                                    (800) 531-8777

              INTERNET ACCESS       USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

            [LOGO OF USAA]    WE KNOW WHAT IT MEANS TO SERVE.(R)
                USAA          ----------------------------------
                                 INSURANCE o MEMBER SERVICES

48498-0805                                   (C)2005, USAA. All rights reserved.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Tax Exempt Fund, Inc. (Fund) have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

In July 2005, disclosure controls and procedures were established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements. None of these changes are relevant to this Form N-Q.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached thereto as Exhibit 99.CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA TAX EXEMPT FUND, INC.

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    August 29, 2005
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    August 29, 2005
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ---------------------------------------------
         Signature and Title:  Debra K. Dunn/Treasurer

Date:    August 29, 2005
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.